Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended		81 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Grant Revenue					$ 650
Operating expenses:
Research and development	3,927	5,191	9,204	11,849	58,055
Acquired in-process research and development					5,500
Selling, general and administrative	3,010	1,320	7,510	3,138	22,109
Total operating expenses	(6,937)	(6,511)	(16,714)	(14,987)	(85,664)
Loss from operations	(6,937)	(6,511)	(16,714)	(14,987)	(85,014)
Interest income	17	19	58	24	632
Interest expense	(522)	(2,093)	(974)	(3,539)	(7,314)
Loss before tax benefit	(7,442)	(8,585)	(17,630)	(18,502)	(91,696)
Income tax benefit				320	651
Net loss	(7,442)	(8,585)	(17,630)	(18,182)	(91,045)
Accretion of redeemable convertible preferred stock		(467)		(2,533)
Net loss available to common stockholders	$ (7,442)	$ (9,052)	$ (17,630)	$ (20,715)
Basic and diluted net loss per common share (in dollars per share)	$ (0.51)	$ (1.01)	$ (1.21)	$ (6.30)
Weighted average basic common shares outstanding (in shares)	14,670,247	9,003,135	14,595,598	3,287,694
Weighted average diluted common shares outstanding (in shares)	14,670,247	9,003,135	14,595,598	3,287,694